Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 1,081	€ 333
Other assets	769	917
Total	€ 1,850	€ 1,250